CONDENSED CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Income Statement [Abstract]
Net revenue	$ 11,026	$ 9,442	$ 42,618	$ 37,045	$ 17,199
Cost of goods sold	12,503	11,171	40,413	47,790	13,136
Gross profit/(loss)	(1,477)	(1,729)	2,205	(10,745)	4,063
Operating expenses
General and administrative	2,460	3,791	11,762	25,814	8,779
Sales and marketing	1,441	1,226	5,169	8,029	2,513
Depreciation and amortization	324	363	1,082	993	101
Total operating expenses	4,225	5,380	18,013	34,836	11,393
Loss from operations	(5,702)	(7,109)	(15,808)	(45,581)	(7,330)
Other income/(expense)
Other income/(expense)	(229)	25	1,486	95	(106)
Loss on termination of investment, net	0	0	(4,201)	0	0
Unrealized gain/(loss) on change in fair value of investment	106	85	168	(2,250)	0
Gain/(Loss) on foreign currency	0	0	0	159	0
Interest expense	(831)	(850)	(3,331)	(2,152)	(1,178)
Total other income/(expense)	(954)	(740)	(5,878)	(4,148)	(1,284)
Loss before provision for income taxes	(6,656)	(7,849)	(21,686)	(49,729)	(8,614)
Provision for income taxes	63	25	224	205	97
Net loss	$ (6,719)	$ (7,874)	$ (21,910)	$ (49,934)	$ (8,711)
Net loss per share - basic and diluted	$ (0.13)	$ (0.24)	$ (0.65)	$ (1.59)
Weighted average shares outstanding - basic and diluted (in thousands)	53,592	32,988	33,940	31,379

[1]	Restated